Commitments and Contingencies - Summary of Potential Milestone Payments (Detail) - Sphaera Agreement [Member]	Dec. 31, 2020 USD ($)
Commitments and Contingencies Disclosure [Line Items]
Total potential milestone payments	$ 5,625,000
First Dosing of Patient in US Phase 1 Trial
Commitments and Contingencies Disclosure [Line Items]
Total potential milestone payments	250,000
US Phase 1 Trial Completion With Endpoints Met
Commitments and Contingencies Disclosure [Line Items]
Total potential milestone payments	500,000
US Phase 2 Trial Completion With Endpoints Met
Commitments and Contingencies Disclosure [Line Items]
Total potential milestone payments	875,000
FDA Approval
Commitments and Contingencies Disclosure [Line Items]
Total potential milestone payments	$ 4,000,000